Income Taxes - Schedule of Income Before Income Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Total (loss) income before income taxes	$ (2,092,770)	$ 886,528
PRC [Member]
Total (loss) income before income taxes	(1,363,583)	1,739,641
Other [Member]
Total (loss) income before income taxes	$ (729,187)	$ (853,113)